Restatement	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restatement
Restatement

NOTE 2 –RESTATEMENT

The Company has restated its previously issued condensed consolidated balance sheet as of December 31, 2012 and the condensed consolidated statements of operations for the three and six months ended June 30, 2012 and for the period from June 29, 2009 (Inception) through June 30, 2012 to correct an error in its classification of certain common stock warrants as derivative instruments.

In December 2010, the Company granted certain warrants to purchase an aggregate of 9,000,000 shares of common stock. The Company initially classified these warrants as derivative instruments. During 2013, the Company reviewed the classification of these warrants and determined that they were exercisable into a fixed and determinable number of shares and should be classified as equity instruments. All prior periods have been restated to show the warrants as equity instruments. The effect of the correction resulted in an increase in previously reported additional paid-in capital and deficit accumulated during the development stage and an increase in previously reported pre-tax loss and net loss. The change in classification had no effect on net loss per share amounts for any period presented. The disclosures related to these warrants have been restated to reflect their classification as equity instruments.

The following table summarizes the corrections on each of the affected financial statement line items for each period presented.

Effects of Restatements	As Previously Reported	Adjustments	As Restated

Balance Sheet as of December 31, 2012
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	(40,000)	(22,018,029)
Statement of Operations for the Three Months Ended June 30, 2012
Change in fair value of derivative liabilities	10,000	(10,000)	-
Net loss	(3,418,318)	(10,000)	(3,428,318)

Statement of Operations for the Six Months Ended June 30, 2012
Change in fair value of derivative liabilities	40,000	(40,000)	-
Net loss	(5,105,711)	(40,000)	(5,145,711)

Statement of Cash Flows for the Six Months Ended June 30, 2012
Cash flows from operating activities:
Net loss	(5,105,711)	(40,000)	(5,145,711)
Adjustments to reconcile net loss before discontinued operations to net cash provided by (used in) operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-

2. RESTATEMENT

The Company has restated its previously issued consolidated balance sheets as of December 31, 2012 and 2011, the consolidated statements of operations for the year ended December 31, 2011 and for the period from June 29, 2009 (Inception) through December 31, 2012, and the consolidated statements of stockholders’ (deficit) equity and cash flows for the years ended December 31, 2012 and 2011 and for the period from June 29, 2009 (Inception) through December 31, 2012 to correct an error in its classification of certain common stock warrants as derivative instruments.

In December 2010, the Company granted certain warrants to purchase an aggregate of 9,000,000 shares of common stock. The Company initially classified these warrants as derivative instruments. During 2013, the Company reviewed the classification of these warrants and determined that they were exercisable into a fixed and determinable number of shares and should be classified as equity instruments. All prior periods have been restated to show the warrants as equity instruments. The effect of the correction resulted in an increase in previously reported additional paid-in capital and deficit accumulated during the development stage, a decrease in previously reported liabilities and an increase in previously reported pre-tax loss and net loss. The change in classification had no effect on net loss per share amounts for any period presented. The disclosures related to these warrants have been restated to reflect their classification as equity instruments.

The tables on the following page summarizes the corrections on each of the affected financial statement line items for each period presented.

Effects of Restatements	As Previously Reported	Adjustments	As Restated

Statement of Stockholders’ (Deficit) Equity for the Year Ended December 31, 2010
Additional paid-in capital	—	2,000,000	2,000,000
Balance Sheet as of December 31, 2011
Derivative liabilities	280,000	(280,000)	—
Additional paid-in capital	10,685,391	320,000	11,005,391
Deficit accumulated during the development stage	(10,569,780)	(40,000)	(10,609,780)
Statement of Operations for the Year Ended December 31, 2011
Change in fair value of derivative liabilities	40,000	(40,000)	—
Net loss	(4,992,592)	(40,000)	(5,032,592)

Statement of Stockholders’ (Deficit) Equity for the Year Ended December 31, 2011
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	—
Net loss	(4,992,592)	(40,000)	(5,032,592)
Statement of Cash Flows for the Year Ended December 31, 2011
Cash flows from operating activities:
Net loss	(4,992,592)	(40,000)	(5,032,592)
Adjustments to reconcile net loss before discontinued operations to net cash provided by (used in) operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	—

Supplemental disclosure of cash flow information:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	—
Balance Sheet as of December 31, 2012
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	(40,000)	(22,018,029)
Statement of Stockholders’ (Deficit) Equity for the Year Ended December 31, 2012
Reclassification of derivative liability to equity	280,000	(280,000)	—
Statement of Cash Flows for the Year Ended December 31, 2012
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Supplemental disclosure of cash flow information:
Reclassification of derivative liability to equity	280,000	(280,000)	—
Statement of Operations for the Period From June 29, 2009 (Inception) Through December 31, 2012
Change in fair value of derivative liabilities	40,000	(40,000)	—
Net loss	(21,978,029)	(40,000)	(22,018,029)
Statement of Cash Flows for the Period From June 29, 2009 (Inception) Through December 31, 2012
Cash flows from operating activities:
Net loss	(21,978,029)	(40,000)	(22,018,029)
Adjustments to reconcile net loss before discontinued operations to net cash provided by (used in) operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	—
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Supplemental disclosure of cash flow information:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	—
Reclassification of derivative liability to equity	280,000	(280,000)	—